Advance to suppliers	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Advance To Suppliers [Abstract]
Advance to suppliers
Note 6 — Advance to suppliers
Movement of advance to suppliers is as follows:
	March 31, 2018	September 30, 2017
Beginning balance	$4,112,915	$3,716,616
Increased during the period/year	14,727,258	31,168,473
Less: utilized during the period/year	(14,619,151)	(30,780,733)
Exchange rate difference	245,046	8,559
Ending balance	$4,466,068	$4,112,915

Advance to suppliers represents prepayments made to ensure continuous high quality supply and favorable purchase prices for premium quality. These advances are closely and directly related to the acquisition of inventory used to fulfill sales orders. These advances are settled upon suppliers delivering dried mushrooms to the Company when the transfer of ownership of the products occurs.
On April 1, 2016, the Company entered into two separate framework supply agreements (“Framework Agreements”) with two co-operatives, Jingning Liannong Trading Co., Ltd (“JLT”) and Qingyuan Nongbang Mushroom Industry Co., Ltd (“QNMI”). Jingning County and Qingyuan County where JLT and QNMI are located produce premium Shiitake and Mu Er. Many competitors of the Company and other large buyers go there to source their supplies. Family farms and co-operatives traditionally request advance payments to be made to secure supplies. By making advance payments to these suppliers, the Company is also able to lock in a favorable price for premium quality than would be available in the open market.
The framework agreements only provide general guidelines. Actual prices are negotiated and agreed upon in individual purchase orders, and are typically set at market prices based on the quality grade and quantities determined and agreed with the suppliers. Prices may vary based on market demand and crop condition etc. The Company generally offers a price slightly higher than the typical market price for average quality raw materials to secure raw materials of premium quality. The quality of supplies must meet standardized specifications of both the mushroom industry and standards set by the Company.
The Company advances certain initial payments based on its estimated purchase plan from these two suppliers and additional advances based on individual purchase orders placed. The Company pays advances for no other reason than to secure an adequate supply of dried mushrooms to meet its sales demands. Our purchase orders require that the advances shall be refunded by suppliers if they fail to produce any dried mushrooms or fail to deliver supplies to the Company timely.
Advances to suppliers are carried at cost and evaluated for recoverability. The realizability evaluation process is similar to that of the lower of cost or net realizable value evaluation process for inventories. The Company periodically evaluates its advances for recoverability by monitoring suppliers’ ability to deliver a sufficient supply of mushrooms as well as current crop and market condition. This includes analyzing historical quantity and quality of production with monitoring of crop information provided by our field personnel related to weather or disaster or any other reason. If for any reason the Company believes that it will not receive supplies of the contracted volumes, we will assess our advances for any likelihood of recoverability and adjust our advances on our financial statements at the lower of cost or estimated recoverable amounts. Our advances are made primarily to JLT and QNMI, which are co-operatives formed by many family farms, with which we have had long-term relationships over the years. If any of these family farms fail to deliver supplies, we would likely get refund of the advances through JLT/QNMI. We accrue any allowance for possible loss on advances when there is doubt as to the collectability of the refund.
As of March 31, 2018, total advances made to these two suppliers amounted to $4,349,656, 100% of which have been utilized as of September 30, 2018. We continuously make advances to our suppliers on a rolling basis, which typically represent 30% of the total amount of each purchase order. We may maintain our outstanding advance payments at a relatively high level going forward because we anticipate continuous large orders from our largest customer, China Forestry Group Corporation.

Note 6 — Advance to suppliers

Advance to suppliers represents prepayments made to ensure continuous high quality supply and favorable purchase prices for premium quality. These advances are closely and directly related to the acquisition of inventory used to fulfill our sales orders. These advances are settled upon suppliers delivering dried mushrooms to us when the transfer of ownership of the products occurs.

On April 1, 2016, the Company entered into two separate framework supply agreements (“Framework Agreements”) with two co-operatives, Jingning Liannong Trading Co., Ltd (“JLT”) and Qingyuan Nongbang Mushroom Industry Co., Ltd (“QNMI”). Jingning County and Qingyuan County where JLT and QNMI are located produce premium Shiitake and Mu Er. Many of our competitors and other large buyers go there to source their supplies, so family farms and co-operatives traditionally request advance payments to be made to secure supplies. By making advance payments to these suppliers, the Company is also able to lock in a favorable price for premium quality than what we would get in the open market.

The framework agreements only provide general guidelines. Actual prices are negotiated and agreed upon in individual purchase orders, and are typically set at market prices based on the quality grade and quantities determined and agreed with the suppliers. Prices may vary based on market demand and crop condition etc. We generally offer a price slightly higher than the typical market price for average quality raw materials to secure raw materials of premium quality. The quality of supplies must meet standardized specifications of both the mushroom industry and standards set by the Company.

The Company advances certain initial payments based on its estimated purchase plan from these two suppliers and additional advances based on individual purchase orders placed. The Company pays advances for no other reason than to secure an adequate supply of dried mushrooms to meet its sales demands. Our purchase orders require that the advances shall be refunded by suppliers if they fail to produce any dried mushrooms or fail to deliver supplies to the Company timely.

Advances to suppliers are carried at cost and evaluated for recoverability. The realizability evaluation process is similar to that of the lower of cost or net realizable value evaluation process for inventories. The Company periodically evaluates its advances for recoverability by monitoring suppliers’ ability to deliver a sufficient supply of mushrooms as well as current crop and market condition. This includes analyzing historical quantity and quality of production with monitoring of crop information provided by our field personnel related to weather or disaster or any other reason. If for any reason the Company believes that it will not receive supplies of the contracted volumes, we will assess our advances for any likelihood of recoverability and adjust our advances on our financial statements at the lower of cost or estimated recoverable amounts. Our advances are made primarily to JLT and QNMI, which are co-operatives formed by many family farms, with which we have had long-term relationships over the years. If any of these family farms fail to deliver supplies, we would likely get refund of the advances through JLT/QNMI. We accrue any allowance for possible loss on advances when there is doubt as to the collectability of the refund.

As of September 30, 2017, total advances made to these two suppliers amounted to $4,075,595, 53% of which have been utilized as of December 7, 2017. We continuously make advances to our suppliers on a rolling basis, which typically represent 20% of the total amount of each purchase order. We may maintain our outstanding advance payments at a relatively high level going forward because we anticipate continuous large orders from our largest customer, China Forestry Group Corporation.